REVENUE - Disaggregation of Revenue by Product Line (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of products and services [line items]
Total Revenue by product line	€ 6,152	€ 4,883	€ 5,907
Packaging rolled products
Disclosure of products and services [line items]
Total Revenue by product line	2,673	1,960	2,172
Automotive rolled products
Disclosure of products and services [line items]
Total Revenue by product line	854	663	816
Specialty and other thin-rolled products
Disclosure of products and services [line items]
Total Revenue by product line	161	102	151
Aerospace rolled products
Disclosure of products and services [line items]
Total Revenue by product line	389	560	863
Transportation, industry, defense and other rolled products
Disclosure of products and services [line items]
Total Revenue by product line	713	442	557
Automotive extruded products
Disclosure of products and services [line items]
Total Revenue by product line	735	665	797
Other extruded products
Disclosure of products and services [line items]
Total Revenue by product line	€ 627	€ 491	€ 551